Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based compensation

(21) Share-based Compensation

(a) 2012 Option G

On March 12, 2012, the Company granted options (“2012 Options G”) to its directors and employees to purchase up to 92,845,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The expiration date of the 2012 Options is March 12, 2022. The 2012 Options G had an exercise price of US$0.30 (RMB1.90) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share, except for the 3,200,000 options granted to the two independent directors which had an exercise price of US$0.31 (RMB1.98) and an intrinsic value of US$0.03(RMB0.17) per ordinary share. The exercise price for Option G was later modified to US$0.001 (RMB0.006) and the number of shares are reduced by half with no incremental cost as a result of such option modification in November 2014. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the years ended December 31, 2021 and 2022, share-based compensation expenses of nil were recognized in connection with the 2012 Options G, respectively.

For the year ended December 31, 2022, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2022	400,000	0.25	0.01	924
Exercised	(400,000)	—	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2022	—	—	—	—
Exercisable as of December 31, 2022	—	—	—	—

As of December 31, 2022, all of the above options were fully vested and exercised.

(b) The 521 Plan

The 521 Plan was designed to incentivize the Participants and was originally accounted for as grant of share options.

The Participants’ rights to ownership benefits of the shares are subject to the Participants’ achievement of service and performance vesting conditions. Each award agreement contains a condition for service from January 1, 2019 through December 31, 2023 (which coincides with loan maturity date) as well as individually determined performance conditions based on cumulative sales over the service period. Upon a modification of the settlement terms of the 521 Plan from cash settlement to net share settlement of vested ADS options in November 2019, the Group will settle the vested ADS option with shares of the Group at a value equal to the excess of the settlement date fair value of the ADS over the loan principal plus interest. The modification resulted in a change of awards’ classification from liability to equity. At the modification date, the Group reclassified the amounts previously recorded as a share-based compensation liability as a component of equity in the form of a credit to additional paid-in capital.

In December 2020, the Group entered into supplemental agreements with all remaining Participants to cancel the 521 Plan. In accordance with the supplemental agreements, all the relevant original contractual agreements were terminated and lapsed and upon which, the 521 Plan Employee Companies returned a total of 280,000,000 subscribed ordinary shares to the Group, and as a condition, the Group refunded all share rights deposits amounting RMB250,312 back to the Participants, and terminated the Participants’ obligation to repay the Group the non-recourse loan principal and accumulated interest. By the end of 2020, the transaction was completed and the returned shares were all cancelled.

For the year ended December 31, 2019, the Group recognized RMB393 share-based compensation expense related to the 521 plan, while for the year ended December 31, 2020, the Group reversed RMB393 as the stock options related to the 521 Plan were estimated to be improbable to vest. As of December 31, 2021 and 2022, there was no unrecognized share-based compensation expense related to the 521 Plan.

(c) 2022 Options

On August 12, 2022, the Company granted share options (“2022 Options”) to its independent directors to purchase up to 4,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options vest over a four-year service period starting from the date of grant, with 30% (“Option D1”), 30% (“Option D2”), 20% (“Option D3”) and the remaining 20% (“Option D4”) of the options being vested on August 31 of each of the years starting from 2023 to 2026, respectively, subject to the continuous service of the option grantees. The 2022 Options expire no later than August 1, 2032, subject to earlier termination upon an optionee’s cessation of service. The 2022 Options had an exercise price of US$0.2305 (RMB1.59) and an intrinsic value of US$0.0020 (RMB0.01) per ordinary share on the date of grant.

The Group used the Black-Scholes option pricing model in determining the fair value of the options granted, which requires the input of highly subjective assumptions, including the expected life of the stock option, stock price volatility, dividend rate and risk-free interest rate. The assumptions used in determining the fair value of the 2022 Options on the grant date were as follows:

Assumptions	August 12, 2022
Expected dividend yield (Note i)	3.69%
Risk-free interest rates (Note ii)	2.92% ~ 2.96%
Expected volatility (Note iii)	119.9% ~ 131.9%
Expected life in years (Note iv)	5.54 ~ 7.04
Fair value of options on grant date	US$0.1590 ~ US$0.1646

(i)	Expected dividend yield:

The expected dividend yield was estimated by the Group based on its historical and future dividend policy.

(ii)	Risk-free interest rate:

Risk-free interest rate was estimated based on the US Government Bond yield and pro-rated according to the tenor of the options as of the valuation date.

(iii)	Expected volatility:

The volatility of the underlying ordinary shares was estimated based on the annualized standard deviation of the continuously compounded rate of return on the daily average adjusted share price of the Group as of the Valuation Date.

(iv)	Expected life:

The expected life was estimated based on the midpoint between the end of the vesting period and the contractual term of the award of the 2022 Options.

As of December 31, 2022, the Group had reserved 161,143,768 ordinary shares available to be granted as options under the 2022 Options. No actual forfeitures occurred for the independent directors for the year ended December 31, 2022.

A summary of share options outstanding as of December 31, 2022, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of January 1, 2022	-	-	-
Granted	4,000,000	0.2305	6.19
Exercised	-	-	-
Forfeited	-	-	-
Outstanding as of December 31, 2022	4,000,000	0.2305	6.19	558

For the year ended December 31, 2022, share-based compensation expenses of RMB461 were recognized in connection with the 2022 Options. As of December 31, 2022, unrecognized share-based compensation expense related to unvested share options granted to the independent directors totaled US$572 (RMB3,942), which is expected to be recognized over a weighted-average period of 3.6 years. The aggregate intrinsic value of the share options as of December 31, 2022 was US$558 (RMB3,849).